Concentrations of Credit Risk and Major Customers (Details)	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Held in cash balance	$ 148,605		$ 148,747
Insured bank account	77,000	¥ 500,000
Cash held in china financial instructions	$ 22,040		$ 69,219
Concentration risk, customers	As of June 30, 2021 and December 31, 2020, the Company had no receivable balance from customers.
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, customers	For the six months ended June 30, 2021 and 2020, customers accounting for 10% or more of the Company’s revenues were as follows